Commitments - Other Commitments (Details) CAD in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2021 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2014 USD ($) project
Other Commitments [Line Items]
Gross capital expenditures		CAD 2,061	CAD 2,243
Regulatory liability			CAD 1,638			CAD 2,183
CH Energy Group
Other Commitments [Line Items]
Number of high-voltage transmission projects | project							5
Investment in electric transmission projects | $							$ 1,700,000,000
CH Energy Group | Payment guarantee
Other Commitments [Line Items]
Guarantor Obligations, Current Carrying Value | $					$ 0
Guarantor Obligations, Maximum Exposure, Undiscounted | $							$ 182,000,000
Parental guarantee | FHI | Payment guarantee
Other Commitments [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted						CAD 77
Forecast
Other Commitments [Line Items]
Gross capital expenditures	CAD 3,000			CAD 13,000